UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  June 13, 2014 to July 11, 2014

  Commission File Number of issuing entity: 333-171508-03

  GS Mortgage Securities Trust 2012-GCJ7
  (Exact name of  issuing entity as specified in its charter)

  Commission File Number of depositor: 333-171508

  GS Mortgage Securities Corporation II
  (Exact name of depositor as specified in its charter)

  Citigroup Global Markets Realty Corp.
  Goldman Sachs Mortgage Company
  Jefferies LoanCore LLC
  Starwood Mortgage Funding I LLC
  (Exact name of sponsors as specified in their charters)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  38-3880056
  38-3880057
  38-3880058
  38-3880059
  38-3880060
  38-3880061
  38-7047664
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2                           ______     ______   ___X___       ___________
  A-3                           ______     ______   ___X___       ___________
  A-4                           ______     ______   ___X___       ___________
  A-AB                          ______     ______   ___X___       ___________
  A-S                           ______     ______   ___X___       ___________
  B                             ______     ______   ___X___       ___________
  C                             ______     ______   ___X___       ___________
  X-A                           ______     ______   ___X___       ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information


  On July 11, 2014 a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2012-GCJ7.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

  No assets securitized by GS Mortgage Securities Corporation II (the "Depositor") and held by GS Mortgage Securities Trust 2012-GCJ7 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from June 13, 2014 to July 11, 2014.

  The Depositor has filed a Form ABS-15G on February 14, 2014. The CIK number of the Depositor is 0001004158. There is no new activity to report at this time.

  Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, has filed a Form ABS-15G on May 14, 2014. The CIK number of GSMC is 0001541502. There is no new activity to report at this time.

  Citigroup Global Markets Realty Corp. ("CGMRC"), one of the sponsors, has filed a Form ABS-15G on February 14, 2014. The CIK number of CGMRC is 0001541001. There is no new activity to report at this time.

  Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding I LLC (f/k/a Archetype Mortgage Capital LLC, the direct parent of Archetype Mortgage Funding I LLC), one of the sponsors, has filed a Form ABS-15G January 21, 2014. The CIK number of Starwood Mortgage Capital LLC is 0001548405. There is no new activity to report at this time.

  Jefferies LoanCore LLC ("JLC"), one of the sponsors, has filed a Form ABS-15G on February 11, 2014. The CIK number of JLC is 0001555524. There is no new activity to report at this time.

  Part II - OTHER INFORMATION

  Item 2. Legal Proceedings.

  Legal proceeding from Deutsche Bank National Trust Company as Trustee

  Deutsche Bank National Trust Company ("DBNTC") has been named as a defendant in civil litigation concerning its role as trustee of certain residential mortgage backed securities ("RMBS") trusts. On June 18, 2014, a group of investors filed a civil action against DBNTC and Deutsche Bank Trust Company Americas ("DBTCA") in New York State Supreme Court purportedly on behalf of and for the benefit of 544 private-label RMBS trusts asserting claims for alleged violations of the U.S. Trust Indenture Act of 1939, breach of contract, breach of fiduciary duty and negligence based on DBNTC's and DBTCA's alleged failure to perform their duties as trustees for the trusts. An amended complaint was filed on July 16, 2014, adding five plaintiffs and 15 RMBS trusts to the action. DNTC is reviewing these newly-filed pleadings.

  Legal proceeding from Wells Fargo Bank, N.A. as Certificate Administrator

  On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, N.A., in its capacity as trustee under 276 residential mortgage backed securities ("RMBS") trusts. The complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by certain of the institutional investor plaintiffs. The complaint against Wells Fargo Bank, N.A. alleges the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee's purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality, failure to notify securityholders of purported events of default allegedly caused by breaches by mortgage loan servicers and purported failure to abide by appropriate standards of care following events of default. Relief sought includes money damages in an unspecified amount, reimbursement of certain expenses and equitable relief. Other cases alleging similar causes of action have previously been filed against Wells Fargo Bank, N.A. and other trustees by RMBS investors in other transactions.

  There can be no assurances as to the outcome of the litigation, or the possible impact of the litigation on the trustee or the RMBS trusts. However, Wells Fargo Bank, N.A. denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs' claims vigorously.

  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2012-GCJ7, relating to the July 11, 2014 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  GS Mortgage Securities Corporation II
  (Depositor)

  /s/ J. Theodore Borter
  J. Theodore Borter, President

  Date: July 24, 2014

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2012-GCJ7, relating to the July 11, 2014 distribution.